Notes to the Consolidated Statement of Cash Flows - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Non-cash deductions to right of use assets		$ 924,000
Non-cash deductions in lease liabilities		924,000
Non-cash additions to finance costs		3,764,000
Non-cash other payable		3,764,000
Non-cash financing proceeds from the issuance of ordinary shares relating to a private placement for Genscript		$ 12,000,000
Non-cash additions to interest-bearing loans and borrowings	$ 17,310,000